Acquisitions - Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Fair value of contingent consideration	$ 800
Total consideration	$ 81,600
Liabilities
Goodwill arising from acquisitions		$ 2,163,339	$ 2,116,696	$ 2,106,367
2020 Acquisitions
Consideration:
Cash		68,057
Holdbacks		5,260
Fair value of contingent consideration		14,766
Total consideration		88,083
Assets
Accounts receivable		3,542
Other assets		2,936
Property and equipment		321
Identifiable intangible assets		42,460
Total assets		49,259
Liabilities
Total liabilities		4,569
Total identifiable net assets		44,690
Goodwill arising from acquisitions		43,393
Total identifiable intangible assets		42,460
2020 Acquisitions | Customer Relationships [Member]
Assets
Identifiable intangible assets		$ 42,460
Weighted Average Useful Life		6 years
Liabilities
Total identifiable intangible assets		$ 42,460
Acquisitions In 2019 [Member]
Consideration:
Cash			10,582
Holdbacks			915
Fair value of contingent consideration			2,519
Total consideration			14,016
Assets
Accounts receivable			6,853
Other assets			1,390
Identifiable intangible assets			10,400
Total assets			18,643
Liabilities
Accounts payable			2,138
Accrued compensation and benefits			2,478
Deferred revenue			1,258
Long-term debt			1,009
Deferred income tax liabilities			2,334
Noncontrolling interest and other liabilities			2,761
Total liabilities			11,978
Total identifiable net assets			6,665
Goodwill arising from acquisitions			7,351
Total identifiable intangible assets			10,400
Acquisitions In 2019 [Member] | Customer Relationships [Member]
Assets
Identifiable intangible assets			$ 7,562
Weighted Average Useful Life			10 years
Liabilities
Total identifiable intangible assets			$ 7,562
Acquisitions In 2019 [Member] | Trade Names [Member]
Assets
Identifiable intangible assets			$ 2,838
Weighted Average Useful Life			5 years
Liabilities
Total identifiable intangible assets			$ 2,838